Expenses	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Expenses
Note 6. Expenses

	Consolidated
	December 2022 $	December 2021 Restated * $
Loss before income tax includes the following specific expenses:

Amortisation
Paxalisib licensing agreement	542,177	542,177
EVT-801 licensing agreement	392,534	392,534

Total amortisation	934,711	934,711

Interest expense
Contingent consideration	221,637	207,068

Superannuation expense
Defined contribution superannuation expense	63,734	93,960

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,778,503	1,349,523